Share-based compensation - TELUS Corporation restricted share units (Details)			12 Months Ended
	Feb. 03, 2021 EquityInstruments	Feb. 13, 2020 EquityInstruments	Dec. 31, 2020 EquityInstruments $ / shares shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares
IPO
share-based compensation
Share split ratio	4.5
Phantom restricted share units
share-based compensation
Vesting period			30 months
Common Share | Restricted share units
share-based compensation
Nominal value (in number of equity shares) | shares			1
Common Share | Phantom restricted share units
share-based compensation
Nominal value (in number of equity shares) | shares			1
TELUS Corporation
share-based compensation
Share split ratio		2
TELUS Corporation | Restricted share units
share-based compensation
Vesting period			30 months
TELUS Corporation | Restricted share units | Minimum
share-based compensation
Variable payout (as a percent)			0.00%
TELUS Corporation | Restricted share units | Maximum
share-based compensation
Variable payout (as a percent)			100.00%
TELUS Corporation | Phantom restricted share units
Number of restricted share units - Non-vested
Outstanding, beginning of year			253,622	263,128	283,106
Granted			13,217	94,342	83,040
Issued in lieu of dividends			10,156	9,214
Vested			(113,737)	(113,062)	(98,048)
Forfeited			(6,509)		(4,970)
Outstanding, end of year			156,749	253,622	263,128
Number of restricted share units - Vested
Vested			113,737	113,062	98,048
Settled in cash			(113,737)	(113,062)	(98,048)
Weighted average grant-date fair value
Outstanding, beginning of year | $ / shares			$ 23.78	$ 16.45	$ 21.84
Granted | $ / shares			24.97	21.38	22.55
Issued in lieu of dividends | $ / shares			15.42	26.99
Vested | $ / shares			25.49	21.25	19.84
Settled in cash | $ / shares			25.49	21.25	19.84
Forfeited | $ / shares			23.59		20.49
Outstanding, end of year | $ / shares			$ 24.17	$ 23.78	$ 16.45
TELUS Corporation | Common Share | Restricted share units
share-based compensation
Nominal value (in number of equity shares) | shares			1